Leases (Details) - Schedule of ROU Assets and Related Lease Liabilities ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2024 USD ($)
Schedule of ROU Assets and Related Lease Liabilities [Abstract]
Operating lease ROU assets	¥ 122,239	¥ 13,607	$ 16,821
Current operating lease liability	54,233	4,793	7,463
Non-current operating lease liability	62,954	9,673	$ 8,664
Total operating lease liabilities	¥ 117,187	¥ 14,466
Weighted average lease term in years, Operating leases	2 years 8 months 26 days	3 years 3 months	2 years 8 months 26 days
Weighted average discount rate, Operating leases	3.72%	4.75%	3.72%
Operating lease expense	¥ 39,006	¥ 8,107
Short term lease expense	2,421	2,403
Total	¥ 41,427	¥ 10,510